Background (Details) - USD ($)		12 Months Ended
	Feb. 02, 2021	Dec. 31, 2022	Dec. 13, 2022	Oct. 07, 2022	Aug. 19, 2022	Apr. 25, 2022
Background (Details) [Line Items]
Initial public offering unit (in Shares)	4,819,277
Price per share (in Dollars per share)	$ 4.15	$ 20,000,000	$ 0.87			$ 1.04
Description of warrant	Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”).
Gross proceeds	$ 17,000,000
Exercise price per share (in Dollars per share)	$ 4.15			$ 0.7	$ 0.5	$ 1.04
Additional purchase share (in Shares)	722,891
Additional warrants share (in Shares)	722,891
Warrant offering per share (in Dollars per share)	$ 0.01
Warrant purchase common share (in Shares)	722,891
Accumulated deficit		$ 58,200,000
Operating loss		16,300,000
Cash and cash equivalents		8,900,000
Operations amount		18,500,000
Potential funding		$ 230,000
Common shares registration statement description		The Company has access to the funds under SEDA with some limitations, including YA’s ownership cannot exceed a maximum of 9.99% of the outstanding common shares and the Company cannot issue common shares to YA in excess of the common shares registered on its registration statement.
Description of purchase agreement		the Company entered a securities purchase agreement with BVF Partners L.P, (“BVF”) whereby the Company and BVF agreed that, until the 30th day following receipt of the official written minutes from the end of the Phase 2 meeting to be held by the Company with the U.S. Food and Drug Administration (the “Election Deadline”), among other closing conditions, BVF shall have the right to purchase at a second closing (the “Second Closing”) up to $20 million in units (the “Units”), with each Unit consisting of one common share and/or pre-funded warrants to purchase one common share, as well as receive a warrant to purchase up to 150% of the number of common shares and/or pre-funded warrant shares purchased in the Second Closing, at a purchase price of $1.50 per Unit, it being understood that the Company cannot issue fractional shares. The warrants will have a term of five years, will have an exercise price of $2.03 per share and will be exercisable for pre-funded warrants if, at their expiration, BVF will be unable to purchase common shares due to its beneficial ownership limitation of a maximum of 9.99%. The Second Closing is at the discretion of BVF.
Background [Member]
Background (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 4.15